UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2022

Date of reporting period: 08/31/2021

Stringer Growth Fund

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the

360 Funds

SEMI-ANNUAL REPORT

AUGUST 31, 2021

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN 38157

IMPORTANT NOTE: Effective January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Stringer Growth Fund’s (the “Fund”) shareholder reports are no longer sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

Stringer Growth Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

August 31, 2021 (Unaudited)

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid-and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small-and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small-and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2021 and are subject to change.

STRINGER GROWTH FUND	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.47%

DEBT FUNDS - 7.74%
First Trust Preferred Securities and Income ETF	128,550	$2,650,701

EQUITY FUNDS - 88.73%
Ballast Small/Mid-Cap ETF(a)	18,785	686,400
Consumer Staples Select Sector SPDR Fund	18,178	1,313,542
Energy Select Sector SPDR Fund	29,615	1,433,366
Financial Select Sector SPDR Fund	36,859	1,415,386
First Trust NASDAQ-100 Technology Index Fund	8,367	1,402,142
FlexShares Quality Dividend Index Fund	40,654	2,378,259
Health Care Select Sector SPDR Fund	15,273	2,065,062
Invesco Russell 1000 Dynamic Multifactor ETF	43,157	2,083,188
Invesco S&P 500 Equal Weight Technology ETF	4,481	1,366,302
iShares Core MSCI Emerging Markets ETF	9,473	607,124
iShares Latin America 40 ETF	33,754	998,781
iShares MSCI Global Min Vol Factor ETF	12,454	1,329,464
iShares MSCI International Momentum Factor ETF	32,640	1,290,586
iShares MSCI International Quality Factor ETF	50,657	2,027,800
iShares MSCI USA Momentum Factor ETF	7,564	1,378,463
iShares MSCI USA Value Factor ETF	9,397	987,907
Overlay Shares Large Cap Equity ETF	55,518	2,178,582
Simplify US Equity PLUS Downside Convexity ETF	88,007	2,799,503
SPDR MSCI EAFE StrategicFactors ETF	33,657	2,623,900
		30,365,757

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,868,051)		33,016,458

SHORT TERM INVESTMENTS - 3.68%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.02%(b) (Cost $1,258,603)	1,258,603	1,258,603

TOTAL INVESTMENTS (Cost $29,126,654) - 100.15%		$34,275,061

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15%)		(50,557)

NET ASSETS - 100%		$34,224,504

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at August 31, 2021, is subject to change and resets daily.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$29,126,654
Investments, at value	$34,275,061
Receivables:
Interest	6
Prepaid expenses	15,777
Total assets	34,290,844

Liabilities:
Payables:
Due to Adviser	7,087
Accrued distribution (12b-1) fees	16,164
Due to administrator	7,583
Accrued expenses	35,506
Total liabilities	66,340
Net Assets	$34,224,504

Sources of Net Assets:
Paid-in beneficial interest	$23,898,070
Total distributable earnings	10,326,434
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$34,224,504

Class A Shares:
Net assets	$4,362,114
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	287,205
Net Asset Value Per Share	$15.19

Maximum Offering Price Per Share(a)	$16.07

Minimum Redemption Price Per Share(b)	$15.04

Class C Shares:
Net assets	$10,407,195
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	694,223
Net Asset Value and Offering Price Per Share	$14.99

Minimum Redemption Price Per Share(c)	$14.84

Institutional Class Shares:
Net assets	$19,455,195
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,278,054
Net Asset Value, Offering and Redemption Price Per Share	$15.22

(a) A maximum sales charge of 5.50% is imposed on Class A shares.

(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND

STATEMENT OF OPERATIONS

                                SEMI-ANNUAL REPORT

For the Six Month Period Ended
August 31, 2021
(Unaudited)
Investment income:
Dividends	$311,459
Interest	122
Total investment income	311,581

Expenses:
Advisory fees (Note 5)	155,753
Distribution (12b-1) fees - Class A (Note 5)	5,405
Distribution (12b-1) fees - Class C (Note 5)	51,949
Accounting and transfer agent fees and expenses (Note 5)	71,698
Registration and filing fees	14,916
Reports to shareholders	10,672
Trustee fees and expenses	10,120
Miscellaneous	8,188
Legal fees	6,925
Audit fees	6,554
Custodian fees	4,940
Insurance	1,971
Pricing fees	1,110
Non-12b-1 shareholder servicing expense	455
Total expenses	350,656

Less: fees waived (Note 5)	(121,168)
Net expenses	229,488

Net investment income	82,093

Realized and unrealized gain:
Net realized gain on:
Investments	3,152,792
Net realized gain on investments	3,152,792

Net change in unrealized appreciation on:
Investments	191,222
Net change in unrealized appreciation	191,222

Net realized and unrealized gain on investments	3,344,014

Net increase in net assets resulting from operations	$3,426,107

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	For the Six Month Period Ended August 31, 2021	For the Year Ended February 28, 2021
	(Unaudited)
Increase in net assets from:
Operations:
Net investment income	$82,093	$132,425
Net realized gain on investments	3,152,792	2,689,048
Net change in unrealized appreciation on investments	191,222	3,771,877
Net increase in net assets resulting from operations	3,426,107	6,593,350

Distributions to shareholders from:
Distributable earnings - Class A	—	(231,664)
Distributable earnings - Class C	—	(504,934)
Distributable earnings - Institutional Class	—	(935,306)
Total distributions	—	(1,671,904)

Beneficial interest transactions (Note 3):
Increase (decrease) in net assets from beneficial interest transactions	530,044	(338,352)

Increase in net assets	3,956,151	4,583,094

Net Assets:
Beginning of year/period	30,268,353	25,685,259

End of year/period	$34,224,504	$30,268,353

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Class A
	For the Six Month Period Ended August 31, 2021		For the Year Ended February 28, 2021	For the Year Ended February 29, 2020	For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.64		$11.42	$11.28	$12.65	$12.01	$10.45

Investment Operations:
Net investment income	0.04	(d)	0.07 (d)	0.09 (d)	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments	1.51		2.94	0.23	(0.47)	1.46	1.56
Total from investment operations	1.55		3.01	0.32	(0.35)	1.57	1.67

Distributions:
From net investment income	—		(0.07)	(0.10)	(0.09)	(0.11)	(0.11)
From net realized capital gains	—		(0.72)	(0.08)	(0.93)	(0.82)	—
Total distributions	—		(0.79)	(0.18)	(1.02)	(0.93)	(0.11)

Net Asset Value, End of Year/Period	$15.19		$13.64	$11.42	$11.28	$12.65	$12.01

Total Return (a)	11.36	%(e)	26.60%	2.70%	(1.97)%	13.09%	15.98%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$4,362		$4,028	$3,730	$4,355	$10,083	$13,524

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(b)	2.04	%(f)	2.16%	1.86%	1.70%	1.63%	1.57%
After fees waived and expenses absorbed(b)	1.30	%(f)	1.30%	1.30%	1.30%	1.37%	1.57%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed(b) (c)	(0.13	)%(f)	(0.27)%	0.19%	0.39%	0.60%	0.99%
After fees waived and expenses absorbed(b) (c)	0.61	%(f)	0.60%	0.75%	0.79%	0.86%	1.00%

Portfolio turnover rate	48	%(e)	212%	68%	68%	126%	79%

(a)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any sales loads and contingent deferred sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2021 and for the years ended February 28, 2021 and February 29, 2020.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND

FINANCIAL HIGHLIGHTS

                          SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Class C
	For the Six Month Period Ended August 31, 2021		For the Year Ended February 28, 2021		For the Year Ended February 29, 2020		For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.51		$11.34		$11.19		$12.55	$11.92	$10.36

Investment Operations:
Net investment income (loss)	(0.01	)(f)	(0.02	)(f)	0.00	(a)(f)	0.00 (a)	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.49		2.91		0.23		(0.43)	1.46	1.55
Total from investment operations	1.48		2.89		0.23		(0.43)	1.47	1.56

Distributions:
From net investment income	—		—		—		—	(0.02)	(0.00	)(b)
From net realized capital gains	—		(0.72)		(0.08)		(0.93)	(0.82)	—
Total distributions	—		(0.72)		(0.08)		(0.93)	(0.84)	(0.00)

Net Asset Value, End of Year/Period	$14.99		$13.51		$11.34		$11.19	$12.55	$11.92

Total Return(c)	10.95	%(g)	25.69%		1.99%		(2.68)%	12.27%	15.08%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10,407		$9,924		$8,380		$11,094	$14,648	$15,582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(d)	2.79	%(h)	2.91%		2.61%		2.45%	2.38%	2.32%
After fees waived and expenses absorbed(d)	2.05	%(h)	2.05%		2.05%		2.05%	2.12%	2.32%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (d) (e)	(0.89	)%(h)	(1.02)%		(0.53)%		(0.33)%	(0.15)%	0.24%
After fees waived and expenses absorbed (d) (e)	(0.15	)%(h)	(0.16)%		0.03%		0.07%	0.11%	0.25%

Portfolio turnover rate	48	%(g)	212%		68%		68%	126%	79%

(a)	Net investment income (loss) per share was less than $0.01 per share for the years ended February 29, 2020 and February 28, 2019.
(b)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any contingent deferred sales charges.
(d)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	The ratio is net investment income (loss) per share and based on average outstanding shares for the six month period ended August 31, 2021 and for the years ended February 28, 2021 and February 29, 2020.
(g)	Not annualized.
(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

 The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Institutional Class
	For the Six Month Period Ended August 31, 2021		For the Year Ended February 28, 2021	For the Year Ended February 29, 2020	For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.65		$11.42	$11.29	$12.68	$12.04	$10.48

Investment Operations:
Net investment income	0.06	(d)	0.10 (d)	0.12 (d)	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments	1.51		2.95	0.22	(0.46)	1.46	1.56
Total from investment operations	1.57		3.05	0.34	(0.32)	1.61	1.70

Distributions:
From net investment income	—		(0.10)	(0.13)	(0.14)	(0.15)	(0.14)
From net realized capital gains	—		(0.72)	(0.08)	(0.93)	(0.82)	—
Total distributions	—		(0.82)	(0.21)	(1.07)	(0.97)	(0.14)

Net Asset Value, End of Year/Period	$15.22		$13.65	$11.42	$11.29	$12.68	$12.04

Total Return(a)	11.50	%(e)	26.98%	2.86%	(1.69)%	13.35%	16.25%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$19,455		$16,316	$13,575	$15,485	$16,664	$15,348

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(b)	1.79	%(f)	1.91%	1.61%	1.45%	1.38%	1.32%
After fees waived and expenses absorbed(b)	1.05	%(f)	1.05%	1.05%	1.05%	1.12%	1.32%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed(b)(c)	0.11	%(f)	(0.03)%	0.46%	0.79%	0.85%	1.24%
After fees waived and expenses absorbed(b)(c)	0.85	%(f)	0.83%	1.02%	1.19%	1.11%	1.25%

Portfolio turnover rate	48	%(e)	212%	68%	68%	126%	79%

(a)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2021 and for the years ended February 28, 2021 and February 29, 2020.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Exchange-Traded Funds – The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

c)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2021, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six month period ended August 31, 2021, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2018, 2019, 2020 and 2021) and for the six month period ended August 31, 2021 and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the six month period ended August 31, 2021.

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker- dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC fees from Class A redemptions reimbursed to the Adviser during the six month period ended August 31, 2021.

For initial purchases of Class C shares of the Fund, a broker-dealer’s commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. During the six month period ended August 31, 2021, CDSC Fees paid from Class C redemptions of $269 were reimbursed to the Adviser by the Fund.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2021.

Financial Instruments – Assets

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(2)	$33,016,458	$—	$—	$33,016,458
Short Term Investments	1,258,603	—	—	1,258,603
Total Assets	$34,275,061	$—	$—	$34,275,061

(1)       As of and during the six month period ended August 31, 2021, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

During the six month period ended August 31, 2021, no securities were valued using alternative procedures approved by the Board of Trustees.

3.            BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the six month period ended August 31, 2021 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	7,502	(15,707)	—	(8,205)
Value	$110,557	$(231,425)	$—	$(120,868)
Class C
Shares	11,728	(52,119)	—	(40,391)
Value	$167,955	$(750,736)	$—	$(582,781)
Institutional Class
Shares	178,399	(95,800)	—	82,599
Value	$2,629,725	$(1,396,032)	$—	$1,233,693

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

3.            BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Fund for the year ended February 28, 2021 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	15,686	(63,084)	16,041	(31,357)
Value	$186,045	$(772,429)	$211,259	$(375,125)
Class C
Shares	70,493	(110,793)	36,038	(4,262)
Value	$874,874	$(1,337,542)	$471,020	$8,352
Institutional Class
Shares	262,990	(321,607)	65,719	7,102
Value	$3,155,437	$(3,993,196)	$866,180	$28,421

4. INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2021, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$15,220,658	$15,385,533

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) to not more than 1.05% until and through at least June 30, 2022. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the six month period ended August 31, 2021, as well as amounts due to (from) the Adviser at August 31, 2021.

Advisory fees earned	$155,753
Fees waived	121,168
Payable to (Due from) Adviser	7,087

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Subject to approval by the Fund’s Board, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the month in which such waiver or reimbursement occurred, but only if the Fund can make the payment without exceeding the 1.05% expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

February 28, 2022	February 28, 2023	February 29, 2024	February 28, 2025	Totals
$146,343	$166,586	$236,559	$121,168	$670,656

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended August 31, 2021, the Fund accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

Service fees accrued	$71,698
Service fees payable	7,583

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the six month period ended August 31, 2021, the Fund accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

Class A	Class C
$5,405	$51,949

6.             TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of the Fund’s investments at August 31, 2021 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$29,153,680	$5,132,843	$(11,462)	$5,121,381

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

Stringer Growth Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2021 (Unaudited)

6.	TAX MATTERS (continued)

There were no distributions paid during the six month period ended August 31, 2021.

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2021 were as follows:

Long-Term Capital Gains	Ordinary Income
$757,889	$914,015

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2021, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$1,235,272	$801,351	$(59,515)	$4,923,219	$6,900,327

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2021, the Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$—	$—	$59,515	$53,811

7.            COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.            SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.            NOVEL CORONAVIRUS PANDEMIC

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 began in China in December 2019 and continues today. The spread of the coronavirus resulted in travel and border restrictions, quarantines, curfews, and restrictions on large gatherings. Government measures to limit the spread of the virus include enhanced health screenings at ports of entry and elsewhere and prolonged quarantines for many people. Despite these measures, the virus’ spread resulted in a large number of deaths, disrupted global healthcare systems and supply chain chains. As a result, 2020 and early 2021 caused lower consumer demand for a wide range of products and services and general concern and uncertainty. While governments took unprecedented action to limit disruptions to the financial system, global financial markets experienced significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. Since early 2021, the widespread distribution of vaccines helped stabilize some financial markets and reopen some economies, and significant government stimulus mitigated economic damages to the global economy. But the spread of COVID-19 adversely affected the economies of many nations and the entire global economy, in general. Still, global markets are concerned over the pace of economic recovery globally, the potential for inflation because of the government stimulus, and further disruption due to the emergence of highly contagious COVID-19 variants, such as the “delta” variant. At this time, the Fund cannot determine the full extent of the impact of COVID-19 and its variants on the Fund’s performance, which will depend on future developments, including the duration and the continued spread of the outbreak.

Stringer Growth Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2021 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the six month period ended August 31, 2021, the Fund did not pay any distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2022 to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their own tax advisors.

Stringer Growth Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2021

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB: 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB: 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	M3Sixty Funds Trust (1 portfolio) (2015 – present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Six	M3Sixty Funds Trust (1 portfolio) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund’s administrator and transfer agent.

Stringer Growth Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2021

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020); Chief Legal Officer, Manning & Napier, Inc. (2000–2018).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (2017-2018); Assistant Treasurer, M3Sixty Funds Trust (2017-Present; Assistant Treasurer, WP Funds Trust (2017-2021); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Bo J. Howell YOB: 1981	Assistant Secretary	Since 2020	Shareholder, Strauss Troy Co., LPA (2020 - present); CEO, Joot (2018 - present); Partner, Practus LLP (2018 - 2020); Director of Fund Administration, Ultimus Fund Services, LLC (2014-2018).	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)
Steve Roberts YOB: 1953	Anti-Money Laundering Officer	Since 2021	Chief Compliance Officer, Matrix 360 Distributors, LLC (2017-present); Chief Compliance Officer, WP Trust (2018-2021); Compliance Analyst, State Street (2016-2017).	N/A	N/A

Stringer Growth Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2021

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1,767	None	None	$1,767
Tom M. Wirtshafter	$1,767	None	None	$1,767
Gary W. DiCenzo	$1,767	None	None	$1,767
Steven D. Poppen	$1,767	None	None	$1,767
Thomas J. Schmidt	$1,767	None	None	$1,767
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the six series of the Trust.

2 Figures are for the six month period ended August 31, 2021.

Stringer Growth Fund	SEMI-ANNUAL REPORT
August 31, 2021

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/21 through 08/31/21

	Beginning Account Value (03/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2021)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Class A (11.36%)	$1,000.00	1.30%	$1,113.60	$6.93
Class C (10.95%)	$1,000.00	2.05%	$1,109.50	$10.90
Institutional Class (11.50%)	$1,000.00	1.05%	$1,115.00	$5.60
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.70	$6.61
Class C	$1,000.00	2.05%	$1,014.90	$10.41
Institutional Class	$1,000.00	1.05%	$1,019.90	$5.35

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Stringer Growth Fund	SEMI-ANNUAL REPORT
August 31, 2021

Information About Your Fund’s Expenses - (Unaudited) (continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated June 28, 2021 were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.47%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.61%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.22%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.36%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.22%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.36%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2022. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2021 were 2.04%, 2.79% and 1.79% for the Class A, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2021.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended August 31, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS

Included in the Semi-Annual report to Shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS.

(1)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: November 4, 2021